Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Research and development expenses	$ 7,374	$ 1,436	$ 1,742
Stat to GAAP adjustments	0	0	1,493
Net operating loss	9,059	5,212	941
Deferred Compensation	5,214	1,009	0
Operating lease liabilities	6,456	0	0
Vacation and convalescence	730	799	364
Bad debts	78	93	100
Other	2,166	466	374
Gross deferred tax assets	31,077	9,015	5,014
Valuation allowance	(20,822)	(8,699)	(4,255)
Total deferred tax assets	10,255	316	759
Deferred tax liabilities:
Operating lease right-of-use assets	(6,387)	0	0
Deferred contract acquisition costs	(3,009)	(2,324)	(1,543)
Property and equipment	(279)	(283)	(439)
Capitalized Software	(591)	(397)	0
Other	0	0	(34)
Gross deferred tax liabilities	(10,266)	(3,004)	(2,016)
Net deferred tax liabilities	(11)	(2,688)	$ (1,257)
Increase (decrease) in valuation allowance for deferred tax asset	$ 12,100	$ 4,400